Operations and Reorganization (Tables)	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries and variable interest entities
As of September 30, 2020, the Company’s major subsidiaries and consolidated VIE, are as follows:

	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries
Youdao (Hong Kong) Limited	Hong Kong, China, 2016	100%	Holding company
NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China, 2006	100%	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Langsheng (Beijing) Technology Development Co., Ltd. (“Youdao Langsheng”)	Beijing, China, 2017	85%	Providing consulting services
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. (“Youdao Hangzhou”)	Hangzhou, China, 2019	100%	Providing technical support to the VIEs
VIE
Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”)	Beijing, China, 2007	100%	Providing online learning services as well as online marketing services